Taxation (Details) - EUR (€) € in Millions		3 Months Ended		6 Months Ended
	Apr. 01, 2023	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Income Taxes [Abstract]
Tax expense		€ 11.6	€ 13.5	€ 18.0	€ 20.5
Applicable tax rate	2500.00%
Tax expense (income) relating to changes in accounting policies and errors included in profit or loss		€ (0.9)	€ (1.1)	€ 18.4	€ 39.1